37. Termination of agreement on real estate asset	12 Months Ended
Dec. 31, 2018
Termination Of Agreement On Real Estate Asset
Termination of agreement on real estate asset

With the aim of concentrating in one single building the Company’s centralized functions, and reducing rental costs and the risk of future increases, in November 2015, the Company acquired from RDSA (the “seller”) a real estate asset to be constructed, for a total amount of U.S.$. 46 million -equivalent to $ 439.3 million at the exchange rate in effect at the time of entering into the purchase and sale agreement. To guarantee payment of liquidated damages in case of termination on account of the seller’s default, the Company received a surety bond issued by Aseguradores de Cauciones S.A. Compañía de Seguros for up to the maximum amount of U.S.$. 46 million, plus the private banks’ Badlar rate in dollars + 2%.

The real property had to be delivered by the seller to the Company on June 1, 2018, which the seller failed to comply. Therefore, the Company declared the seller in default, notifying the insurance company that issued the surety bond of such situation, and collected U.S.$. 502.8 thousand in fines accrued during the term of the purchase and sale agreement and duly deposited as bond by the seller for failing to meet the construction project milestones agreed upon in the agreement, amount which was recorded in the Other operating expense, net line item of the Statement of Comprehensive Income.

On August 27, 2018, upon expiration of the legal time periods set forth in the agreement, the Company notified RDSA of the termination of the agreement on account of its default, demanding payment of the liquidated damages: refunding of the purchase price, plus 15% interest in dollars from the purchase price payment date until the day of default, less the delay penalty amounts indicated in the preceding paragraph.

Furthermore, on September 3, 2018, the Company filed a claim against the bond with the insurance company, and subsequently provided the additional documentation and information that had been required.

Due to RDSA’s failure to reimburse the purchase price plus interest, in November 2018, the Company initiated an arbitration process against RDSA before the Arbitral Tribunal of the Buenos Aires Stock Exchange in order for RDSA to be ordered to pay the liquidated damages stipulated in the purchase and sale agreement, which, as of December 31, 2018 amounts to $ 3 billion. As of to date, said process is in process. Additionally, the Company initiated the process aimed at collecting the surety bond that guaranteed RDSA’ obligation, which under the terms of the insurance policy results in a claim for U.S.$. 50.3 million, covering more than 60% of the amount claimed to RDSA.

In the opinion of our legal advisors, the Company’s right to collect the credit is based on extremely solid arguments; therefore, the award in the aforementioned arbitration process against RDSA as well as the outcome of the lawsuit that could eventually be filed against Aseguradora de Cauciones if it fails to comply with the payment of the above-mentioned surety bond, should be favorable to the Company.

However, taking into consideration that on February 1, 2019 RDSA filed a voluntary petition for reorganization proceedings, and that on February 28, 2019 the Official Gazette published Resolution No. 207/19 of the National Insurance Superintendency forbidding Aseguradora de Cauciones from entering into new contracts and maintaining the prohibition to dispose of property until the latter’s deficitary situation is rectified, the Company has recorded an allowance to partially cover the amount of the receivable, considering the possibility of its recovery, not because of the quality of its right, about which there is no doubt, but rather because of the financial position of its debtors, RDSA and Aseguradora de Cauciones. Accordingly, the balance of the recorded receivable as of December 31, 2018, net of allowances, amounts to $ 765.6 million (Note 11) which is disclosed in the “Exchange differences” line item.